Capital commitments and contingent liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 206,700,000	$ 109,900,000
Contingent liabilities	2,000,000.0	$ 2,600,000
Legal proceedings provision	$ 0